ROYALTY INCOME (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Royalty income	$ 11,579		$ 46,012
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Royalty income			$ 46,012	$ 0